Schedule of forth the revenues by geographical area (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 37,813,323	$ 46,435,412
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		4,370,290
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	30,134,953	27,560,318
INDONESIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 7,678,370	$ 14,504,804